TRADE AND OTHER RECEIVABLES - Movements in the allowance for expected credit losses (Details) - Trade receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of January 1	$ 225	$ 198
Accruals for expected credit losses	35	76
Recoveries	(9)	(13)
Accounts receivable written off	(28)	(17)
Reclassification as held for sale	(56)	0
Foreign currency translation adjustment	(4)	(19)
Other movements	(4)	0
December 31	$ 159	$ 225